Offsets	Dec. 04, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TRANSCANADA PIPELINES LTD
Form or Filing Type	F-10
File Number	333-261533
Initial Filing Date	Dec. 08, 2021
Fee Offset Claimed	$ 254,925
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,750,000,000
Offset Note
(1)
The Registrant previously paid (x) $370,800 in registration fees with respect to the 2021 Registration Statement, of which $254,925 remains unutilized, and (y) $335,475 in registration fees with respect to the 2024 Registration Statement, which remains unutilized, and, in each case, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $612,400, taking into consideration the available offset in an aggregate amount of $590,400, which consists of $254,925 from the 2021 Registration Statement and $335,475 from the 2024 Registration Statement, the Registrant has accordingly transmitted $22,000 otherwise due under this Registration Statement.

(2)	Debt securities as may be issued from time to time as shall result in an aggregate initial offering price of U.S.$4,000,000,000.

(3)	The Registrant has terminated or completed any offerings that included the unsold securities under each of the 2021 Registration Statement and the 2024 Registration Statement.

Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under each of the 2021 Registration Statement and the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TRANSCANADA PIPELINES LTD
Form or Filing Type	F-10
File Number	333-261533
Filing Date	Dec. 08, 2021
Fee Paid with Fee Offset Source	$ 254,925
Offset Note
(4)
Pursuant to Rule 457(p) under the Securities Act, the $254,925 remaining unused registration fee associated with the Registration Statement on
Form F-10
(333-261533)
filed on December 8, 2021, as amended (the “2021 Registration Statement”), and the $335,475 remaining unused registration fee associated with the Registration Statement on Form
F-10
(333-276558)
filed on January 18, 2024 (the “2024 Registration Statement”), is being carried forward and set off against the registration fee due for this offering. $22,000 additional registration fee has been paid with respect to this Registration Statement. See footnote (1) to Table 2 below for details regarding relevant contemporaneous fee payments.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TRANSCANADA PIPELINES LTD
Form or Filing Type	F-10
File Number	333-276558
Initial Filing Date	Jan. 18, 2024
Fee Offset Claimed	$ 335,475
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,000,000,000
Offset Note
(1)
The Registrant previously paid (x) $370,800 in registration fees with respect to the 2021 Registration Statement, of which $254,925 remains unutilized, and (y) $335,475 in registration fees with respect to the 2024 Registration Statement, which remains unutilized, and, in each case, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $612,400, taking into consideration the available offset in an aggregate amount of $590,400, which consists of $254,925 from the 2021 Registration Statement and $335,475 from the 2024 Registration Statement, the Registrant has accordingly transmitted $22,000 otherwise due under this Registration Statement.

(2)	Debt securities as may be issued from time to time as shall result in an aggregate initial offering price of U.S.$4,000,000,000.

(3)	The Registrant has terminated or completed any offerings that included the unsold securities under each of the 2021 Registration Statement and the 2024 Registration Statement.

Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under each of the 2021 Registration Statement and the 2024 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TRANSCANADA PIPELINES LTD
Form or Filing Type	F-10
File Number	333-276558
Filing Date	Jan. 18, 2024
Fee Paid with Fee Offset Source	$ 335,475
Offset Note
(4)
Pursuant to Rule 457(p) under the Securities Act, the $254,925 remaining unused registration fee associated with the Registration Statement on
Form F-10
(333-261533)
filed on December 8, 2021, as amended (the “2021 Registration Statement”), and the $335,475 remaining unused registration fee associated with the Registration Statement on Form
F-10
(333-276558)
filed on January 18, 2024 (the “2024 Registration Statement”), is being carried forward and set off against the registration fee due for this offering. $22,000 additional registration fee has been paid with respect to this Registration Statement. See footnote (1) to Table 2 below for details regarding relevant contemporaneous fee payments.